Commitments and Contingencies	3 Months Ended
Jun. 07, 2017
The Crypto Company, Inc. [Member]
Commitments and Contingencies

NOTE 10 - COMMITMENTS AND CONTINGENCIES

Operating leases - On May 15, 2017, the Company entered into a lease agreement with Gregory Hannley or Soba Living, LLC for the rental of office space. The agreement, which has a term of three months, and month to month thereafter, provides for monthly rent of $6,000, commencing May 15, 2017.

Effective June 7, 2017, upon the close of the Transaction, the Company terminated the sublease agreement between Croe, Inc. and Acadia Properties for the sublease of office space in Draper, Utah.

Legal - From time to time, the Company may become subject to legal proceedings, claims, and litigation arising in the ordinary course of business. The Company is not currently a party to any material legal proceedings, nor is the Company aware of any pending or threatened litigation that would have a material adverse effect on the Company’s business, operating results, cash flows, or financial condition should such litigation be resolved unfavorably.

Indemnities and guarantees - During the normal course of business, the Company has made certain indemnities and guarantees under which it may be required to make payments in relation to certain transactions. These indemnities include certain agreements with the Company’s officers and directors, under which the Company may be required to indemnify such persons for liabilities arising out of their respective relationships. In connection with its facility lease,

The Company has indemnified the lessor for certain claims arising from the use of the facility. The duration of these indemnities and guarantees varies and, in certain cases, is indefinite. The majority of these indemnities and guarantees do not provide for any limitation of the maximum potential future payments the Company could be obligated to make. Historically, the Company has not been obligated to make significant payments for these obligations and no liabilities have been recorded for these indemnities and guarantees in the accompanying balance sheet.